Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Notes
Subsequent Events	NOTE 6 – SUBSEQUENT EVENTS Date of Management Evaluation Management has evaluated subsequent events through November 21, 2014, the date of which the financial statements were available to be issued.

NOTE - 7 SUBSEQUENT EVENTS

Subsequent to the audit period ended December 31, 2013, the company had performed a 10 for 1 forward share split, for which all of the numbers in this financial statement has been restated. An additional (post split) 2,500,000 shares of the company's common stock have been issued on May 28, 2014 in return for cash and services.